Related Party Transactions - Additional Information (Detail) (Bitcool Media) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Transactions with Third Party [Line Items]
Annual interest rate on loan provided	3.00%	3.00%
Interest Income from related pary loan	$ 41	253
Loan maturity date	2013-04	2013-04